VESSELS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Jan. 31, 2018 USD ($) shares	Oct. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)	Dec. 31, 2017 vessel
Property, Plant and Equipment [Line Items]
Depreciation			$ 45,470	$ 35,984
Depreciation, Capital Leases			$ 444
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			3		3
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			35		29
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			28		28
Supramax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			2		2
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Additions			$ 44,586
Depreciation			45,026
Hemen Holdings Ltd | Capesize Vessels
Property, Plant and Equipment [Line Items]
Stock issued during period, purchase of assets (in shares) | shares	2,000,000
Asset purchase, sellers credit loan per vessel	$ 21,500	$ 21,500	$ 65,500
Hemen Holdings Ltd | Panamax Vessels
Property, Plant and Equipment [Line Items]
Additions	$ 43,400